Segment and Geographic Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment and Geographic Information

Note 18. Segment and Geographic Information

Our chief operating decision maker is our chief executive officer, who reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that we operate as one operating and reportable segment.

Our long-lived assets consist of property and equipment and operating lease right-of-use assets, which are summarized by geographic area as follows (in thousands):

	2021					2020
	United States	Colombia	Sweden	Other	Total	United States	Colombia	Sweden	Other	Total
Property and equipment, net	$1,690	$266	$152	$7	$2,115	$1,239	$428	$162	$—	$1,829
Operating lease right- of-use assets	1,528	166	632	171	2,497	705	456	820	27	2,008
Total	$3,218	$432	$784	$178	$4,612	$1,944	$884	$982	$27	$3,837

Only the United States, Colombia and Sweden represented 10% or more of our total long-lived assets as of December 31, 2021 and 2020.

Refer to Note 6 — Revenue, for information on revenue by geography.